Cash, Cash Equivalents and Short-term Investments	12 Months Ended
Dec. 31, 2010
Cash, Cash Equivalents and Short-term Investments [Abstract]
Cash, Cash Equivalents and Short-term Investments
5. Cash, Cash Equivalents and Short-term Investments
     Cash, cash equivalents and short-term investments consisted of the following:

	December 31,
	2010	2009
	(In thousands)
Cash and cash equivalents:
Cash	$219,017	$118,074
Cash equivalents:
Bank time deposits	198,093	160,027
Money market funds	226,509	468,322

	424,602	628,349

	643,619	746,423

Short-term investments:
Bank time deposits	239,216	75,095

Total cash, cash equivalents and short-term investments	$882,835	$821,518

The carrying amounts of cash, cash equivalents and short-term investments approximate fair values.
Interest income for the years ended December 31, 2010, 2009 and 2008 was $7.4 million, $8.4 million and $15.4 million, respectively.